Reserves (Details)			1 Months Ended			12 Months Ended
	Dec. 31, 2018 Number	Dec. 31, 2018 $ / shares	Dec. 31, 2018	Dec. 31, 2018 Number	May 31, 2018 Number	Dec. 31, 2018 Number	Dec. 31, 2018 $ / shares	Dec. 31, 2017 Number $ / shares
Number of Options, Outstanding | Number						5,200,000		5,850,000
Number of Options, Expired | Number						0		(650,000)
Number of Options, Forfeited | Number						(100,000)		0
Number of Options, Granted | Number	9,460,000			1,860,000	2,500,000	4,360,000		0
Number of Options, Outstanding	9,460,000		9,460,000	9,460,000		9,460,000		5,200,000
Weighted Average Exercise Price,Outstanding, beginning of year | $ / shares							$ 0.35	$ 0.36
Weighted Average Exercise Price, Expired | $ / shares							0	0.46
Weighted Average Exercise Price, Forfeited | $ / shares							0.35	0
Weighted Average Exercise Price, Granted | $ / shares							0.16	0
Weighted Average Exercise Price, Outstanding end of year | (per share)		$ 0.26					$ 0.26	$ 0.35